January 15, 2009

By EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention: Filing Desk

Citigroup Mortgage Loan Trust Inc.
Registration Statement on Form S-3/A relating to Mortgage Pass-Through
Certificates and Mortgage-Backed Notes

Ladies and Gentlemen:

On behalf of Citigroup Mortgage Loan Trust Inc. (the “Registrant”), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3/A.  In addition, the filing fee in the amount of $55.80 has already been paid in connection with the December 10, 2009 filing by the Registrant.

The objectives of the above-captioned Registration Statement are to respond to the comments suggested by you.

If you require any additional information, please call the undersigned at 212.768.6995.

Very truly yours,

/s/ Christine Vrettos

Christine Vrettos